Disposal of Subsidiaries and Discontinued Operation - Schedule of Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 14, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net revenue	$ 1,295,877		$ 1,286,070
Cost of revenue	(1,173,122)		(1,146,181)
Gross profit	122,755		139,889
Operating expenses
Selling expenses	(24,746)		(23,317)
General and administrative expenses	(74,548)		(94,275)
Research and development expenses			(30,042)
Total operating expenses	(99,294)		(147,634)
Operating income/(loss) from discontinued operations	23,461		(7,745)
Other (expenses)/income, net
Financial expenses	(4,859)		(147)
Financial income	26		86
Other income, net	1,635		659
Total (expenses)/income, net	(3,198)		598
Income/(loss) before income tax provision	20,263		(7,147)
Income tax (expense)/benefit	(1,057)		357
Income/(loss) from discontinued operations, net of tax	$ 19,206	$ 19,206	$ (6,790)